SCHEDULE 1	12 Months Ended
Dec. 31, 2011
SCHEDULE 1

SCHEDULE 1

BALANCE SHEETS

(In thousands of U.S. dollars, except share and per share data)

	At December 31,
	2010	2011
ASSETS
Current assets:
Cash and cash equivalents	$1,068	$1,882
Amounts due from subsidiaries	12,648	12,715
Prepaid expenses and other current assets	35	221
Total current assets	13,751	14,818

Investments in subsidiaries	377,620	399,679
Deposit paid for acquisition of intangible assets	1,100	-
TOTAL ASSETS	392,471	414,497

LIABILITIES AND EQUITY
Current liabilities:
Accrued expenses and other current liabilities	$799	$914
Amounts due to subsidiaries	120,967	135,356
Total liabilities	$121,766	$136,270

Equity:
Ordinary shares of par value $0.000001: 2,000,000,000 shares authorized 413,985,636 (2010: 427,705,308) shares issued and outstanding	$1	$1
Additional paid-in capital	24,252	20,600
Accumulated other comprehensive income	24,420	32,589
Retained earnings	222,032	225,037
Total equity	270,705	278,227
TOTAL LIABILITIES AND EQUITY	$392,471	$414,497

STATEMENTS OF OPERATIONS

(In thousands of U.S. dollars, except share and per share data)

	Year ended December 31,
	2009	2010	2011
Operating expenses:
Research and development	$(2,751)	$(1,004)	$(1,339)
General and administrative	(3,186)	(2,357)	(2,269)
Selling and marketing	(196)	(46)	(51)
Total operating expenses	(6,133)	(3,407)	(3,659)
Loss from operations	(6,133)	(3,407)	(3,659)
Interest income	5	-	-
Loss before income taxes	(6,128)	(3,407)	(3,659)
Income tax expenses	-	-	(150)
Share of net (loss) income of subsidiaries, net of taxes	(4,586)	4,058	6,786
Share of net loss of an equity method investee	-	(81)	28
Investment income (loss)	316	(186)	-
Net (loss) income	$(10,398)	$384	$3,005

STATEMENTS OF EQUITY

AND COMPREHENSIVE INCOME

(In thousands of U.S. dollars, except share and per share data)

				Accumulated	Accumulated
				other	(deficit)
	Ordinary shares		Additional	comprehensive	retained		Comprehensive
	Number	Amount	paid-in capital	income	earnings	Total	income (loss)
Balance at January 1, 2009	485,501,874	$1	$36,606	$20,483	$232,046	$289,136
Repurchase of ordinary shares	(34,938,198)	-	(10,130)	-	-	(10,130)
Share-based compensation	-	-	4,006	-	-	4,006
Share of subsidiaries reserve	-	-	-	(244)	-	(244)	(244)
Dilution of subsidiary share	-	-	941	-	-	941
Net income	-	-	-	-	(10,398)	(10,398)	(10,398)
Balance at December 31, 2009	450,563,676	$1	$31,423	$20,239	$221,648	$273,311	$(10,642)
Repurchase of ordinary shares	(24,212,718)	-	(9,019)	-	-	(9,019)
Share-based compensation	-	-	1,532	-	-	1,532
Exercise of share-based awards	1,354,350	-	316	-	-	316
Share of subsidiaries reserve	-	-	-	4,181	-	4,181	4,181
Net income	-	-	-	-	384	384	384
Balance at December 31, 2010	427,705,308	$1	$24,252	$24,420	$222,032	$270,705	$4,565
Repurchase of ordinary shares	(16,594,848)	-	(6,251)	-	-	(6,251)
Share-based compensation	-	-	1,928	-	-	1,928
Exercise of share-based awards	2,875,176	-	671	-	-	671
Share of subsidiaries reserve	-	-	-	8,169	-	8,169	8,169
Net income	-	-	-	-	3,005	3,005	3,005
Balance at December 31, 2011	413,985,636	$1	$20,600	$32,589	$225,037	$278,227	$11,174

STATEMENTS OF CASH FLOWS

(In thousands of U.S. dollars)

	Year ended December 31,
	2009	2010	2011
Operating activities:
Net (loss) income	$(10,398)	$384	$3,005
Adjustments to reconcile net income to net cash provided by operating activities:
Amortisation of acquired intangible assets	276	-	-
Share-based compensation	4,006	1,532	1,928
Share of net loss (income) of subsidiaries	4,586	(4,058)	(6,786)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	31	88	(186)
Accrued expenses and other current liabilities	(49)	30	115
Amounts due to subsidiaries	57,465	16,516	15,489
Net cash provided by operating activities	55,917	14,492	13,565
Investing activities:
Capital contribution in subsidiaries	(36,714)	(4,412)	(7,104)
Increase in amounts due from subsidiaries	(10,875)	(375)	(67)
Decrease (increase) in deposit paid for acquisition of intangible assets	275	(1,100)	-
Net cash used in investing activities	(47,314)	(5,887)	(7,171)

Financing activities:
Repurchase of ordinary shares	(10,130)	(9,019)	(6,251)
Proceeds from exercise of stock options	-	316	671
Net cash used in financing activities	(10,130)	(8,703)	(5,580)
Net (decrease) increase in cash and cash equivalents	(1,527)	(98)	814

Cash and cash equivalents at the beginning of the year	2,693	1,166	1,068
Cash and cash equivalents at the end of the year	1,166	1,068	1,882

NOTES TO SCHEDULE 1

1.	Schedule 1

Schedule 1 has been provided pursuant to the requirements of Rule 12-04(a) and 4-08(e)(3) of Regulation S-X, which require condensed financial information as to financial position, changes in financial position and results and operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries together exceed 25 percent of consolidated net assets as of end of the most recently completed fiscal year.

As of December 31, 2010 and 2011, $113,941 and $118,167 of the restricted capital and reserves are not available for distribution, and as such, the condensed financial information of the Company has been presented for the years ended December 31, 2009, 2010 and 2011.

2.	Basis of preparation

The condensed financial information has been prepared using the same accounting policies as set out in the Group's consolidated financial statements except that the parent company has used equity method to account for its subsidiaries.